Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Property, plant, or equipment held under lease agreements	$ 2	$ 3
Intangible assets acquired	8,790	573	$ 755
Long-term operating lease commitments	$ 172	130
Long-term operating lease commitments expiration	These leases expire at various dates during the next 30 years
Rent expense	$ 70	63	$ 65
Purchase commitments	$ 809
Purchase commitments due period	2025
Accrued legal fees	$ 28	2
Range of possible loss, minimum	0
Range of possible loss, maximum	124
Environmental remediation costs	88
Non Cancellable Software Licenses [Member]
Commitment And Contingencies [Line Items]
Intangible assets acquired	$ 26	$ 49